Earnings per Share	12 Months Ended
Apr. 30, 2011
Earnings per Share [Abstract]
Earnings per Share
NOTE F: EARNINGS PER SHARE
In 2010, the Company adopted the two-class method of computing earnings per share as required by FASB ASC 260, Earnings Per Share. FASB ASC 260 provides that unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities and are to be included in the computation of earnings per share under the two-class method described in FASB ASC 260. The Company’s unvested restricted shares contain rights to receive nonforfeitable dividends and are participating securities. All presented prior period earnings per share data has been adjusted to retrospectively reflect the application of the two-class method. The conversion to the two-class method resulted in a reduction of net income per common share and net income per common share — assuming dilution for the year ended April 30, 2009, of $0.03 and $0.01 per share, respectively.
The following table sets forth the computation of net income per common share and net income per common share — assuming dilution.

	Year Ended April 30,

	2011	2010	2009

Computation of net income per share:
Net income	$479,482	$494,138	$265,953
Net income allocated to participating securities	4,692	4,321	1,944

Net income allocated to common stockholders	$474,790	$489,817	$264,009

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849

Net income per common share	$4.06	$4.15	$3.11

Computation of net income per share — assuming dilution:
Net income	$479,482	$494,138	$265,953
Net income allocated to participating securities	4,690	4,318	1,947

Net income allocated to common stockholders	$474,792	$489,820	$264,006

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849
Dilutive effect of stock options	110,335	130,011	98,938

Weighted-average common shares outstanding — assuming dilution	117,119,697	118,041,171	84,922,787

Net income per common share — assuming dilution	$4.05	$4.15	$3.11

The following table reconciles the weighted-average common shares used in the basic and diluted earnings per share disclosures to the total weighted-average shares outstanding.

	Year Ended April 30,

	2011	2010	2009

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849
Weighted-average participating shares outstanding	1,156,389	1,040,274	624,743

Weighted-average shares outstanding	118,165,751	118,951,434	85,448,592
Dilutive effect of stock options	110,335	130,011	98,938

Weighted-average shares outstanding — assuming dilution	118,276,086	119,081,445	85,547,530